Offerings - Offering: 1	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,274,191
Proposed Maximum Offering Price per Unit | $ / shares	8.71
Maximum Aggregate Offering Price	$ 19,808,204
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,735.52